Financial Instruments	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
Fair Value Measurements
For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Item 18 - Financial Statements: Note 12 to the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020.
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		September 30, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 16)	Level 1	66,334	66,334	103,146	103,146
Derivative instruments (note 8)
Interest rate swap agreement	Level 2	(120)	(120)	(886)	(886)
Freight forward agreements	Level 2	(270)	(270)	—	—

Non-recurring:
Operating lease right-of-use assets	Level 2	—	—	1,799	1,799
Vessels and equipment (note 15)	Level 2	—	—	59,250	59,250
Assets held for sale (note 15)	Level 2	12,740	12,740	31,680	31,680

Other:
Short-term debt (note 5)	Level 2	(20,000)	(20,000)	(10,000)	(10,000)
Advances to equity-accounted joint venture	Note (1)	3,780	Note (1)	5,280	Note (1)
Long-term debt, including current portion (note 6)	Level 2	(377,529)	(382,152)	(242,961)	(248,738)
Obligations related to finance leases, including current portion (note 7)	Level 2	(233,816)	(247,130)	(360,043)	(411,740)

(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests as at September 30, 2021 and December 31, 2020 were not determinable.